Note 3 - Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
3	Critical accounting judgments and key sources of estimation uncertainty

In applying the Group’s accounting policies, which are described in Note 2, the Group make judgments (other than those involving estimations) that have a significant impact on the amounts recognized and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. These estimates are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the critical judgments, apart from those involving estimations (which are presented separately below), that the directors have made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in financial statements.

3.1	Critical judgments in applying the Group’s accounting policies

Digital assets transactions and balances

In preparing the Group’s financial statements, management exercises critical judgment to determine the appropriate accounting policies for digital assets, based on the specific facts and circumstances of the Group’s digital assets and Exchange business. The decision to apply a dual classification of digital assets, which meet the definition of intangible assets, is informed by the business model within which each asset is held and the scope provisions of IAS 2 and IAS 38.

For digital assets transacted on the Exchange, the Group has determined that these assets meet the definition of a broker-trader under IAS 2, and thus applies inventory treatment. Under IAS 2, digital assets are measured at fair value less costs to sell, with changes in fair value recognized in profit or loss. Other digital assets, which are not held for market making purpose and are held for long-term strategic purposes, are classified as intangible assets under IAS 38. These assets are measured at revalued amounts, with any revaluation reserves recognized in other comprehensive income.

3.2	Key sources of estimation uncertainty

The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.

(i)	Fair market value of digital assets held

Management needs to apply judgment in determining appropriate accounting policies based on the facts and circumstances of the Exchange business. Furthermore, in determining fair values, management needs to apply judgment to identify the relevant available markets, and to consider accessibility to and activity within those markets in order to identify the principal digital asset markets for the Group. Changes in estimates could significantly impact the ending balance of digital assets held in inventories, as well as change in fair value of digital assets held in the consolidated statements of profit or loss.

Refer to "Note 7 — Change in fair value of digital assets held, net" for the movement over the period and the total change in fair value of digital assets held, net.

(ii)	Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the exercise multiple, volatility and dividend yield and making assumptions about them. The Group measures the fair value of equity-settled transactions with employees using an appropriate option pricing model (e.g. binomial model) at the grant date. Changes in these judgments, inputs, assumptions or interpretations may occur and should those changes be significant, they could have a material impact on the Group's net income/(loss).

Refer to "Note 29 — Share Based Payments" for the assumptions and models used for estimating fair value for share-based payment transactions and shared-based payment expense for the years ended December 31, 2025 and 2024.

(iii)	Fair value of digital assets loan and other receivables less allowance for expected credit losses

In determining fair values of digital asset loan receivables, management needs to apply judgment to identify the maturity date based on the facts and circumstances of the Exchange business. The face value of digital asset lent is measured based on the fair value of underlying digital assets using the same valuation approach.

In measuring credit component of digital asset loan receivables, it requires judgment, in particular, the expected loss for a given credit line facility, the net credit shortfall at default and probability of default. Management performs an individual borrower analysis to reassess credit risk and collateral sufficiency at each reporting date. Where collateral coverage exceeds maintenance margin requirements or when there are no indicators of credit deterioration or default are identified, the Group concludes that credit risk is sufficiently mitigated and expected credit losses are not material. Actual results could vary from estimates and could significantly impact the ending balance of loan and other receivables - digital assets as well as total comprehensive income/(loss).

The Exchange is entitled to exercise rights to sell or liquidate the collateral in the borrowers’ spot account on the Exchange if the borrowers fail to maintain the value of the collateral in their spot account at the pre- agreed margin level within a specified time. In determining the probability of default, the Exchange will consider the guarantee arrangement, if any, where it can enforce the guarantee to repay the shortfall when there is a default event.

Refer to "Note 13 — Loan and other receivables - digital assets" for the activity over the period and the total change in the balance.